Capital Management - Summary of Reconciliation of Net Operating Profit (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Times	Dec. 31, 2020 USD ($) Times	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of financial assets [abstract]
Borrowings	$ 1,078.1	$ 1,526.9
Add: Lease liability	415.5	429.0
Less: Cash and cash equivalents	524.7	886.8	$ 515.0	$ 219.7
Net debt	968.9	1,069.1
Adjusted EBITDA	$ 2,393.6	$ 1,910.2
Net debt to adjusted EBITDA ratio | Times	0.40	0.56
Reconciliation of profit for the year to adjusted EBITDA:
Profit for the year	$ 829.5	$ 745.4	174.7
Mining and income taxation	424.9	432.5	175.6
Royalties	112.4	105.0	73.7
Finance expense	100.9	126.7	102.2
Investment income	(8.3)	(8.7)	(7.3)
Loss on financial instruments	100.4	238.9	238.0
Foreign exchange loss/(gain)	1.9	(8.6)	5.2
Depreciation and amortisation	713.2	661.3	610.0
Share-based payments	12.7	14.5	20.5
Long-term incentive plan	28.5	51.3	9.1
Restructuring costs	1.3	2.0	0.6
Silicosis settlement costs	(0.7)	0.3	(1.6)
Impairment, net of reversal of impairment of investments and assets	42.4	(50.6)	9.8
(Profit)/loss on disposal of assets	(8.5)	0.2	(1.2)
Share of results of equity accounted investees, net of taxation	32.0	2.6	$ (3.1)
Rehabilitation expense	10.8	1.5
Realised loss on derivative contracts	(43.4)	(416.6)
Ghana expected credit loss	41.1	29.0
Salares VAT	0.0	(23.9)
Other	2.5	7.4
Adjusted EBITDA	$ 2,393.6	$ 1,910.2